Trade and other payables (Details) - GBP (£)	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Trade and other payables
Trade payables	£ 135,328,000	£ 266,316,000	£ 187,554,000
Other payables	3,559,000	4,754,000	2,435,000
Accrued expenses	77,061,000	83,280,000	52,460,000
Trade and other payables before social security and other taxes	215,948,000	354,350,000	242,449,000
Social security and other taxes	11,284,000	17,917,000	10,847,000
Total trade and other payables	227,232,000	372,267,000	253,296,000
Less: non-current portion
Trade payables	44,667,000	102,067,000	69,825,000
Other payables	1,977,000	2,204,000	506,000
Non-current trade and other payables	46,644,000	104,271,000	70,331,000	£ 83,587,000
Current trade and other payables	180,588,000	267,996,000	182,965,000	£ 190,315,000
Transfer fees and other associated costs	128,554,000	258,316,000	183,004,000
Not measured at fair value in statement of financial position but for which fair value is disclosed
Trade and other payables
Trade payables	138,276,000	270,548,000	192,200,000
Due after 1 year
Less: non-current portion
Transfer fees and other associated costs	44,667,000	102,067,000	69,825,000
Between 1 and 2 years
Less: non-current portion
Transfer fees and other associated costs	32,336,000	65,495,000	39,967,000
Between 2 and 5 years
Less: non-current portion
Transfer fees and other associated costs	£ 12,331,000	£ 36,572,000	£ 29,858,000